SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS
SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS

Authorized share capital is as follows:

(in thousands of $, except share data)	2013	2012
125,000,000 common shares of $1.00 par value each	125,000	125,000

Issued and fully paid share capital is as follows:

(in thousands of $, except share data)	2013	2012
93,260,000 common shares of $1.00 par value each (2012: 85,225,000 shares)	93,260	85,225

The Company's common shares are listed on the New York Stock Exchange.

In January 2013 and May 2013, the Company issued a total of 35,000 new shares in order to satisfy options exercised by two employees (2012: 100,000 new shares issued to satisfy options exercised by one employee) . The exercise price of the options was $5.29 per share (2012: $6.85 per share), resulting in a premium on issue of $0.2 million (2012: $0.6 million). In June 2013, the Company issued and sold 8,000,000 shares pursuant to a prospectus filed in November 2010 (2012: 6,000,000 shares issued and sold). Total proceeds of $128.7 million net of costs were received (2012: $88.9 million), resulting in a premium on issue of $120.7 million (2012: $82.9 million).

In November 2006, the Board of Directors approved the Ship Finance International Limited Share Option Scheme (the "Option Scheme"). The Option Scheme permits the Board of Directors, at its discretion, to grant options to employees and directors of the Company or its subsidiaries. The fair value cost of options granted is recognized in the statement of operations, and the corresponding amount is credited to additional paid in capital (see also Note 22). During 2013, an employee exercised options and in lieu of issuing new shares the Company made a payment totaling $0.4 million, equal to the intrinsic value of the options on the date of exercise (2012: two employees exercised options and received payments totaling $1.5 million in lieu of shares). This amount is accounted for as a repurchase of the Company's shares and the payment is recorded as a reduction of additional paid-in capital.

In January 2013, the Company issued a senior unsecured convertible bond loan totaling $350 million. The bonds are convertible into common shares at any time up to ten banking days prior to February 1, 2018. The conversion price at the time of issue was $21.945 per share, representing a 33% premium to the share price at the time. Since then, dividend distributions have reduced the conversion price to $19.98 per share. As required by ASC 470-20 "Debt with conversion and other options", the Company calculated the equity component of the convertible bond, which was valued at $20.7 million and recorded as "Additional paid-in capital" - see Note 19 "Long-term debt".

The Company has accounted for the acquisition of vessels from Frontline at Frontline's historical carrying value. The difference between the historical carrying values and the net investment in the leases has been recorded as a deferred deemed equity contribution, which is presented as a reduction in net investment in direct financing leases in the balance sheet. This accounting treatment arises from the related party nature of both the initial transfer of the vessels and the subsequent leases.  The deferred deemed equity contribution is amortized to contributed surplus over the life of the lease arrangements, as lease payments are applied to the principal balance of the lease receivable. In the year ended December 31, 2013, the Company has credited contributed surplus with $20.2 million of such deemed equity contributions (2012: $13.0 million).